UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22764

CPG Carlyle Master Fund, LLC
 (Exact name of registrant as specified in charter)

805 Third Avenue
New York, New York 10022
 (Address of principal executive offices) (Zip code)

Mitchell A. Tanzman
c/o Central Park Advisers, LLC
805 Third Avenue
New York, New York 10022
 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

CPG Carlyle Master Fund, LLC
Consolidated Schedule of Investments (Unaudited)
December 31, 2016

	Geographic
	Region	Cost	Fair Value
Investment Funds - 66.92%
Co-Investments - 6.16%
Carlyle ECI Coinvestment, L.P. [a]	North America	$3,015,557	$3,849,410
Carlyle Havasu Coinvestment, L.P. [a]	North America	7,235,350	6,795,353
Carlyle Interlink Coinvestment, L.P. [a]	North America	3,429,322	1,901,048
Carlyle Mars Partners [a]	Asia/Pacific	3,073,495	3,000,000
Carlyle RDSL Coinvestment, L.P. [a]	South America	13,527,438	19,607,730
Carlyle Sapphire Partners, L.P. [a]	North America	9,180,000	9,116,488
CEMOF II Master Co-Investment Partners, L.P. [a]	North America	4,290,000	4,334,500
CSP III Canaveral Co-investment (Cayman), L.P. [a]	North America	4,128,441	4,158,259
CSP III Magellan Co-investment (Cayman), L.P. [a]	North America	4,082,566	2,311,465
Riverstone Fieldwood Fund, L.P. [a]	North America	305,477	490,557
Total Co-Investments		52,267,646	55,564,810

Primary Investments - 13.47%
Carlyle Asia Partners IV, L.P. [a]	Asia/Pacific	34,972,911	36,683,554
Carlyle Europe Technology Partners III, L.P. [a]	Europe	10,876,560	11,796,609
Carlyle Global Financial Services Partners II, L.P. [a]	Global	27,764,216	25,749,635
Carlyle International Energy Partners, L.P. [a]	Global	7,610,101	7,425,776
Carlyle Partners VI, L.P. [a]	North America	10,974,063	10,501,260
Carlyle Strategic Partners III, L.P. [a]	North America	9,205,353	8,907,924
Golub Capital Partners 10, L.P. [a]	North America	18,750,000	18,350,000
JLL Partners Fund VII, L.P. [a]	North America	2,882,490	2,114,599
Total Primary Investments		123,035,694	121,529,357

Secondary Investments - 47.29%
Aberdeen Venture Partners IV, L.P. [a]	North America	291,515	647,551
Audax Private Equity Fund, L.P. [a]	North America	22,196	38,072
Brazil Buyout Coinvestment, L.P. [a]	South America	132,689	159,941
Caliburn Strategic Fund [a]	Europe	369,280	620,627
Carlyle Asia Growth Partners III, L.P. [a]	Asia/Pacific	2,709,511	1,356,972
Carlyle Asia Growth Partners III Coinvestment, L.P. [a]	Asia/Pacific	132,283	226,947
Carlyle Asia Growth Partners IV, L.P. [a]	Asia/Pacific	36,160,692	36,414,291
Carlyle Asia Growth Partners IV Coinvestment, L.P. [a]	Asia/Pacific	1,590,072	1,535,227
Carlyle Asia Partners II, L.P. [a]	Asia/Pacific	5,218,584	2,354,809
Carlyle Asia Partners II Coinvestment, L.P. [a]	Asia/Pacific	3,738,630	1,468,033
Carlyle Asia Partners III, L.P. [a]	Asia/Pacific	7,864,685	13,836,154
Carlyle Asia Partners III Coinvestment, L.P. [a]	Asia/Pacific	1,031,832	1,157,901
Carlyle Energy Mezzanine Opportunities Fund, L.P. [a]	North America	4,439,063	5,225,933
Carlyle Europe Partners II, L.P. [a]	Europe	2,975,557	2,288,324
Carlyle Europe Partners II Coinvestment, L.P. [a]	Europe	1,087,207	836,401
Carlyle Europe Partners II Investment Holdings, L.P. - Ensus II [a]	Europe	177,513	105,112
Carlyle Europe Partners III, L.P. [a]	Europe	5,053,926	4,049,058
Carlyle Europe Partners III Investment Holdings, L.P. [a]	Europe	5,169,811	4,332,978
Carlyle Europe Technology Partners, L.P. [a]	Europe	-	427,024
Carlyle Europe Technology Partners Coinvestment, L.P. [a]	Europe	11,411	16,889
Carlyle Europe Technology Partners II Coinvestment, L.P. [a]	Europe	320,783	137,151
Carlyle Global Financial Services Partners, L.P. [a]	Global	37,441,510	66,323,054

CPG Carlyle Master Fund, LLC
Consolidated Schedule of Investments (Unaudited) (Continued)
December 31, 2016

	Geographic
	Region	Cost	Fair Value
Secondary Investments - 47.29% (Continued)
Carlyle Global Financial Services Partners Coinvestment, L.P. [a]	Global	$825,125	$1,107,919
Carlyle Global Financial Services Partners II Coinvestment, L.P. [a]	Global	35,555	292,346
Carlyle Infrastructure Partners, L.P. [a]	North America	18,476,871	18,438,365
Carlyle Japan Partners II, L.P. [a]	Asia/Pacific	4,617,748	7,148,756
Carlyle Japan Partners II Coinvestment, L.P. [a]	Asia/Pacific	1,318,413	940,008
Carlyle Mezzanine Partners II, L.P. [a]	North America	9,736,402	10,542,997
Carlyle Partners IV, L.P. [a]	North America	-	1,455,664
Carlyle Partners IV Coinvestment, L.P. [a]	North America	668,039	560,632
Carlyle Partners V, L.P. [a]	North America	65,323,642	64,041,495
Carlyle Partners V Coinvestment, L.P. [a]	North America	6,554,500	4,517,067
Carlyle Partners V Coinvestment (Cayman), L.P. [a]	North America	1,492,984	249,593
Carlyle Partners VI [a]	North America	2,367,897	2,603,942
Carlyle Partners VI Coinvestment A, L.P. [a]	North America	7,976	1,163
Carlyle Partners VI Coinvestment A (Cayman), L.P. [a]	North America	318,547	326,915
Carlyle/Riverstone Global Energy and Power Fund II [a]	North America	865,652	485,360
Carlyle/Riverstone Global Energy and Power Fund III [a]	North America	3,741,332	1,651,670
Carlyle Strategic Partners II, L.P. [a]	North America	8,037,611	6,981,240
Carlyle Strategic Partners II Coinvestment, L.P. [a]	North America	685,257	474,449
Carlyle Strategic Partners III Coinvestment, L.P. [a]	North America	416,924	494,604
Carlyle U.S. Equity Opportunity Fund [a]	North America	1,374,355	1,225,610
Carlyle U.S. Equity Opportunity Fund Coinvestment, L.P. [a]	North America	126,081	113,129
Carlyle Venture Partners II Coinvestment, L.P. [a]	North America	248,620	462,007
Carlyle Venture Partners III Coinvestment, L.P. [a]	North America	407,442	293,959
Cerberus Asia Partners, L.P. Series Two [a]	Asia/Pacific	1,419,207	2,073,399
Cerberus Institutional Overseas III, Ltd. [a]	North America	315,317	495,200
Cerberus Institutional Partners III, L.P. [a]	North America	1,792,741	2,809,053
Cerberus International SPV, Ltd. Class B-8 [a]	North America	7,772,691	8,304,525
ComVentures V, L.P. [a]	North America	19,481	33,278
JLL Partners Fund V, L.P. [a]	North America	23,192,172	22,634,454
Lightspeed Venture Partners VI, L.P. [a]	North America	82,786	142,106
MENA Coinvestment, L.P. [a]	North America	405,042	313,949
Mexico Coinvestment, L.P. [a]	North America	3,423	108,750
New Enterprise Associates 9, L.P. [a]	North America	73,137	101,794
Newport Global Opportunities Fund, L.P. [a]	North America	30,205,082	36,345,213
Riverstone/Carlyle Global Energy and Power Fund IV [a]	North America	9,618,862	7,272,469
Riverstone/Carlyle Renewable and Alternative Energy Fund II, L.P. [a]	North America	2,232,155	2,827,534
Riverstone Global Energy and Power Fund V [a]	North America	10,341,407	8,357,338
Sevin Rosen Fund VIII L.P. [a]	North America	26,494	62,373
Strategic Value Global Opportunities Feeder Fund 1-A, L.P. [a]	North America	4,166,023	5,585,612
Strategic Value Global Opportunities Fund 1-A, L.P. [a]	North America	265,524	357,661
Strategic Value Global Opportunities Master Fund, L.P. [a]	North America	630,476	673,260
Strategic Value Restructuring Fund [a]	North America	4,462	5,761
Strategic Value Special Situations Feeder Fund, L.P. [a]	North America	28,413,316	34,780,842
Strategic Value Special Situations Fund, L.P. [a]	North America	2,383,683	2,915,549
Three Arch Capital, L.P. [a]	North America	102,025	176,025
Twin Haven Special Opportunities II Liquidating Trust [a]	North America	1,026,674	1,473,689

CPG Carlyle Master Fund, LLC
Consolidated Schedule of Investments (Unaudited) (Continued)
December 31, 2016

	Geographic
	Region	Cost	Fair Value
Secondary Investments - 47.29% (Continued)
Varde Investment Partners LP [a]	North America	$22,590	$42,057
Venture Lending & Leasing III, LLC [a]	North America	96,800	173,911
WLR Recovery IV, L.P. [a]	North America	11,019,175	20,472,580
Total Secondary Investments		379,216,468	426,505,721
Total Investment Funds		$554,519,808	$603,599,888

Direct Investments - 0.22%
Interlink Maritime Corp.	North America	3,414,224	1,946,108
Total Direct Investments		3,414,224	1,946,108
Total Investments		$557,934,032	$605,545,996

Short-Term Investments - 42.75%
Certificate of Deposit - 4.43%
Bank of America N.A., 0.82%, 2/1/2017		20,000,000	20,003,800
Bank of America N.A., 1.08%, 5/1/2017		20,000,000	20,004,400
Total Certificate of Deposit		40,000,000	40,008,200

Money Market Funds - 38.32%
Fidelity Institutional Money Market Portfolio, Class I, 0.43% [b]		96,311,236	96,311,236
Fidelity Institutional Prime Money Market Portfolio, Class I, 0.83% [b]		61,902,073	61,902,043
Goldman Sachs Financial Square Money Market Fund, Class I, 0.74% [b]		61,893,231	61,899,417
Morgan Stanley Institutional Liquidity Fund, Class I, 0.38% [b]		1,691,446	1,691,446
Wells Fargo Advantage Cash Investment Money Market Fund, Class Select, 0.72% [b]		61,902,937	61,927,677
Wells Fargo Advantage Heritage Money Market Fund, Class Select, 0.72% [b]		61,902,058	61,920,611
Total Money Market Funds		345,602,981	345,652,430
Total Short-Term Investments		$385,602,981	$385,660,630

Total Investments - 109.89%		$943,537,013	$991,206,626
Liabilities in excess of other assets - (9.89%)			(89,215,136)
Net Assets - 100.00%			$901,991,490

[a]	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale.
[b]	The rate shown is the annualized 7-day yield as of December 31, 2016.

Investments as of December 31, 2016

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	6.16%
Primary Investments	13.47%
Secondary Investments	47.29%
Total Investment Funds	66.92%
Direct Investments	0.22%
Total Direct Investments	0.22%
Short-Term Investments
Certificate of Deposit	4.43%
Money Market Funds	38.32%
Total Short-Term Investments	42.75%
Total Investments	109.89%
Liabilities in excess of other assets	(9.89%)
Total Net Assets	100.00%

See accompanying notes to financial statements.

The following is a summary of significant accounting policies followed by the CPG Carlyle Master Fund, LLC (the “Master Fund”) in the preparation of its Schedule of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

Fair value is defined as the price that the fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•
Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. For investments measured at net asset value (“NAV”) as of the measurement date, included in this category are investments that can be withdrawn by the Master Fund at NAV as of the measurement date, or within one year from measurement date.

•
Level 3 — significant unobservable inputs for the financial instrument (including the Master Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Master Fund does not have the ability to redeem at NAV as of the measurement date due to holding periods greater than one year from the measurement date.

U.S. GAAP requires that investments are classified within the level of the lowest significant input considered in determining fair value. In evaluating the level at which the Master Fund’s investments have been classified, the Master Fund has assessed factors including, but not limited to price transparency and the existence or absence of certain restrictions at the measurement date. The private equity Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets. As such, the Master Fund may not be able to resell some of its investments for extended periods which may be several years. Investment Funds subject to substantial holding periods are classified as Level 3 assets.

The types of private equity Investment Funds that the Master Fund may make include primary, secondary and direct investments/co-investments. Co-Investments represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments (the “Primary Investments”) are investments in newly established private equity funds. Secondary investments (the “Secondary Investments”) are investments in existing private equity funds that are acquired in privately negotiated transactions.

The NAV of the Master Fund is determined by, or at the direction of, Central Park Advisers, LLC (the “Adviser”) as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined, from time to time, pursuant to policies established by the Master Fund’s Board of Directors (the “Board”). The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Board’s Audit Committee on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place and subscription and redemption activity. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements (see Schedule of Investments).

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

In May 2015 the FASB issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification 946 Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at NAV are no longer included in the fair value hierarchy. The Master Fund elected to early adopt and retroactively apply ASU 2015-07. As a result of adopting ASU 2015-07, investments in Investment Funds with a fair value of $603,599,888 are excluded from the fair value hierarchy as of December 31, 2016.

The following table sets forth information about the levels within the fair value hierarchy at which the Master Fund’s investments are measured as of December 31, 2016:

Investments	Level 1	Level 2	Level 3	Total
Direct Investments	$-	$-	$1,946,108	$1,946,108
Short-Term Investments	385,660,630	-	-	385,660,630
Total	$385,660,630	$-	$1,946,108	$387,606,738

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Direct Investments	Total
Balance as of April 1, 2016	$1,500,000	$1,500,000
Gross Contributions	414,224	414,224
Gross Distributions	-	-
Realized Gain	-	-
Unrealized Appreciation/(Depreciation)	31,884	31,884
Balance as of December 31, 2016	$1,946,108	$1,946,108

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 for the period ended December 31, 2016.

The amount of the net change in unrealized appreciation/(depreciation) for the period ended December 31, 2016 relating to investments in Level 3 assets still held at December 31, 2016 is $31,884.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CPG Carlyle Master Fund, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	February 28, 2017

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	February 28, 2017

* Print the name and title of each signing officer under his or her signature.